Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2020	December 31, 2021

Intangible assets – gross	$18,002	$21,154
Less: accumulated amortization	(2,370)	(4,436)
	$15,632	$16,718

Schedule of amortization amount of intangible asset
2022	$3,022
2023	3,022
2024	3,022
2025	3,022
Thereafter	4,630
Total	$16,718